Commitments and Contingencies (Tables)	6 Months Ended
Sep. 30, 2017
Schedule of Future Minimum Commitments Under Capital Leases

As of September 30, 2017, future minimum commitments for capital leases were as follows:

Year Ending March 31,	Capital Leases
Remainder of 2018	$818
2019	1,326
2020	1,056
2021	1,056
2022	288
Total minimum lease payments	$4,544
Less: Amount representing interest	(366)
Present value of capital lease obligations	4,178
Less: Current portion	(1,172)
Long-term portion of capital lease obligations	$3,006

191 Spring Lease [Member]
Schedule of Future Minimum Lease Payments for Construction Financing Lease

As of September 30, 2017, future minimum commitments under the 191 Spring Lease were as follows:

Year Ending March 31,	191 Spring Lease
Remainder of 2018	$890
2019	3,562
2020	3,562
2021	3,562
2022	3,562
Thereafter	20,479
Total minimum lease payments	$35,617